Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
4. Inventories
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2022	2023
Bunkers	1,386,265	746,147
Lubricants	1,677,746	1,233,536

Total	3,064,011	1,979,683